Leases liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	R$ 304,097	R$ 57,480
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	346,654	88,737	R$ 68,275
Additions	393,127	129,551
Amortization	(155,112)	(59,218)
Contracts terminated	(4,775)	(5,532)
Transfers	319	(29,269)
Foreign currency translation adjustment	24,358	(3,937)
Initial Collection	0	28
Non-cash transfer	0	(11,161)
Rentals – Fleets
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	94,905	0
Rentals – Fleets | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	212,647	0	0
Additions	226,025
Amortization	(13,378)
Leases of non-material value
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	325,631	62,484
Leases of non-material value | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	134,007	88,737	R$ 68,275
Additions	167,102	129,551
Amortization	(141,734)	(59,218)
Contracts terminated	(4,775)	(5,532)
Transfers	319	(29,269)
Foreign currency translation adjustment	R$ 24,358	(3,937)
Initial Collection		28
Non-cash transfer		R$ (11,161)